Note 25 - Post-employment and other employee benefit commitments. Sensitivity Analysis (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sensitivity Analysis Line Items
Other long term employee benefits	€ 49,000,000	€ 61,000,000	€ 62,000,000
Discount Rate [Member]
Sensitivity Analysis Line Items
Increase	(354,000,000)	(367,000,000)	(298,000,000)
Increase in Defined Benefit	390,000,000	405,000,000	332,000,000
rate of salary increasy [Member]
Sensitivity Analysis Line Items
Increase	4,000,000	3,000,000	3,000,000
Increase in Defined Benefit	(4,000,000)	(3,000,000)	(3,000,000)
rate of pension increase [Member]
Sensitivity Analysis Line Items
Increase	29,000,000	27,000,000	19,000,000
Increase in Defined Benefit	(27,000,000)	(26,000,000)	(18,000,000)
medical cost trend rate [Member]
Sensitivity Analysis Line Items
Increase	145,000,000	169,000,000	115,000,000
Increase in Defined Benefit	(129,000,000)	(133,000,000)	(91,000,000)
change in obligation from each additional year of longevity [Member]
Sensitivity Analysis Line Items
Increase	211,000,000	137,000,000	108,000,000
Increase in Defined Benefit	€ 0	€ 0	€ 0